Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Preferred stock, par value (in Dollars per share)	$ 0.001
Common stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000
Common stock, shares outstanding	3,223,015	3,538,038
Common Stock, Shares, Issued	3,223,015	3,538,038
Undesignated Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0
Series A Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares outstanding	3,269,998	3,269,998
Preferred stock, shares issued	3,269,998	3,269,998
Series B Preferred Stock
Preferred stock, par value (in Dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares outstanding	0	0
Preferred stock, shares issued	0	0